INVESTMENTS IN AFFILIATES (Details 2) (USD $)	12 Months Ended									0 Months Ended	1 Months Ended			0 Months Ended								1 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2012 Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 31, 2013 Nernst New Energy (Suzhou) Co., Ltd.	Dec. 31, 2012 Nernst New Energy (Suzhou) Co., Ltd.	Dec. 31, 2013 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Dec. 31, 2012 GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	May 23, 2012 CSI SkyPower item	Aug. 31, 2013 CSI SkyPower	Dec. 31, 2013 CSI SkyPower	Dec. 31, 2012 CSI SkyPower	Jul. 04, 2011 SZCC, or CSI Cells Suzhou Gaochuangte New Energy Co., Ltd.	Dec. 17, 2009 SZCC, or CSI Cells Suzhou Gaochuangte New Energy Co., Ltd. item	Nov. 30, 2010 SZCC, or CSI Cells Nernst New Energy (Suzhou) Co., Ltd.	Jul. 04, 2011 SZSP GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	Sep. 25, 2012 USPH 9 utility-scale solar power projects	Sep. 27, 2012 USPH 2 separate utility-scale solar power projects	Sep. 27, 2012 USPH First utility - scale solar power project	Sep. 27, 2012 USPH Second utility - scale solar power project	Sep. 30, 2012 USPH 12 and 3 separate utility-scale solar power projects	Sep. 30, 2012 USPH 12 separate utility-scale solar power projects	Sep. 30, 2012 USPH 3 separate utility-scale solar power projects	Jun. 30, 2013 USPH 5 solar power projects
Investments in affiliates
Cash consideration for acquisition of the entity	$ 4,278,361	$ 3,428,751	$ 5,667,627							$ 3,428,751					$ 2,929,020	$ 1,503,531	$ 2,548,827
Cash consideration for acquisition of the entity																		2,122,255	2,204,008			11,548,614
Percentage of interests acquired in the entity				40.00%	40.00%	50.00%	50.00%	10.00%	10.00%	50.00%		50.00%	50.00%		40.00%	50.00%	10.00%	21.00%		30.30%	28.30%		21.00%	30.00%
Number of board members designated by the acquired entity										2					1
Number of board members										4					3
Additional capital contribution paid											4,000,045			3,118,800											5,791,202
Equity in loss of unconsolidated investees	$ (3,064,006)	$ (1,969,306)	$ (41,163)